Other Payables and Accruals	12 Months Ended
Jun. 30, 2025
Other payables and accruals [Abstract]
Other payables and accruals	Note 7. Other payables and accruals
	As of June 30,
	2025	2024
Payroll payable	$5,442	$4,540
Other payables	134,086	7,795
	$139,528	$12,335